RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue, net from related party	$ 0	$ 0	$ 0	$ 23,350,919	$ 23,350,919	$ 50,195,342
Due to Other Related Parties, Current					0	346,485
Ford Glory International Limited [Member]
Revenue, net from related party	$ 0	$ 0	$ 0	$ 23,350,919	0	5,882,673
Due to Other Related Parties, Current					0	309,276
Jiangmen Vappare lManufacturing Ltd [Member]
Due to Other Related Parties, Current					$ 0	$ 37,209